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Virtus FORT Trend Fund
Virtus FORT Trend Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 18 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 86 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus FORT Trend Fund	Class A	Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus FORT Trend Fund		Class A	Class C	Class I	Class R6
Management Fees	[1]	1.00%	1.00%	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) fees		0.25%	1.00%	none	none
Other Expenses		0.38%	0.40%	0.38%	0.28%
Total Annual Fund Operating Expenses		1.63%	2.40%	1.38%	1.28%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.03%)	(0.05%)	(0.03%)	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	1.60%	2.35%	1.35%	1.26%
[1]	Includes management fees paid by the Subsidiary.
[2]	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.60% for Class A Shares, 2.35% for Class C Shares, 1.35% for Class I Shares and 1.26% for Class R6 Shares through January 31, 2023. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus FORT Trend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	704	1,033	1,385	2,374
Class C	338	744	1,276	2,733
Class I	137	434	752	1,655
Class R6	128	404	700	1,543

Expense Example No Redemption - Virtus FORT Trend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	704	1,033	1,385	2,374
Class C	238	744	1,276	2,733
Class I	137	434	752	1,655
Class R6	128	404	700	1,543

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Investments, Risks and Performance
Principal Investment Strategies
The fund employs a systematic, technical trend-following futures investment strategy that attempts to capture large directional moves in futures contracts to produce risk-adjusted returns with a low correlation to broad-based equity market indexes such as the S&P 500® Index or the MSCI World Index.
The fund’s investment program currently has two elements:
(i)     An actively managed portfolio of a broad spectrum of worldwide financial and non-financial futures contracts utilizing the subadviser’s proprietary systematic trading strategies. Such futures contracts may include, but are not limited to, contracts on short-term interest rates, bonds, currencies, stock indices, energy, metals and agricultural commodities.
(ii)    A portfolio of cash equivalents, U.S. government securities (including money market funds that invest solely in U.S. government securities) and other short-term, high grade debt instruments.This portfolio may be a significant portion of the assets of the fund and may be invested directly or indirectly. These cash or cash equivalent holdings are intended to serve as collateral for the futures contracts in which the fund invests and also earn income for the fund.
In implementing the fund’s investment strategy, the subadviser uses a systematic, technical trend-following futures trading strategy called “Global Trend” that attempts to capture large directional moves in futures contracts. Global Trend generally takes a momentum-based approach, which buys when prices rise and sells when prices decline. Trend-following strategies such as this have the potential to perform well during trending markets, persistently volatile markets and/or during periods of market stress; however, they may experience flat or negative performance during periods in which no major price trends develop or when markets exhibit short-term volatility.
The subadviser’s ongoing research seeks to develop and implement adaptive, quantitative trading systems that select a mix of technical indicators in each market and use them to dynamically determine portfolio allocations, thereby allocating risk to markets according to a forecast of risk-adjusted profitability.
In seeking its investment objective, the fund may actively trade the assets described above, and the fund’s investments in futures contracts may have the effect of creating leverage for the fund. The subadviser generally attempts to manage risk for the fund, including the risks associated with leverage, through a combination of diversification and observing a maximum margin-to-equity (“MTE”) ratio, which is the percentage of the fund’s assets required to be set aside as margin for the fund’s investments. The fund’s strategy is designed to trade in global markets and be diversified across geography (primarily Europe, North America, Asia and Australia), asset classes (primarily equities, fixed income, currencies, and commodities futures contracts), markets, and instruments in an attempt to reduce overall volatility and correlation across its positions and is designed to employ statistical methods to adaptively shift risk over time. Under normal market conditions, the fund is therefore expected to hold positions in markets around the world, although it is not required to do so or to hold any particular percentage of its portfolio in any particular market or number of markets. As a result, from time to time the fund may invest a material amount of its assets in emerging markets, although it is expected to primarily invest in developed markets. The subadviser also attempts to limit the fund’s MTE ratio so that total margin is less than a predetermined limit. As of the date of this prospectus, the fund’s MTE ratio is targeted not to exceed 8%, although such limits may be exceeded from time to time and the target may be adjusted from time to time. The subadviser monitors the fund’s MTE ratio systematically as well as by the subadviser’s traders and principals.
The fund expects to seek to gain its exposure to the futures contracts described in this section by investing up to 25% of its total assets in a wholly-owned subsidiary of the fund (the “Subsidiary”) organized as a company under the laws of the Cayman Islands. The strategies and risks described herein for the fund are therefore also applicable to the Subsidiary. The fund may also engage in short sales of any instrument that the fund is permitted to purchase for investment, with respect to up to 100% of the fund’s net assets. The fund’s use of short sales and investments in derivative instruments will require that the fund set aside liquid assets as necessary to ensure that the fund is able to meet its obligations; as a result, the fund may hold significant amounts of cash, cash equivalents and/or other short-term investments.
In pursuing its investment strategy, the fund may invest without restriction as to country, currency, or underlying asset type. The fund’s investments may be publicly traded or privately issued or negotiated.

Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.
Quantitative Model Risk.  Investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

Market Volatility Risk.  The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Derivatives Risk.  Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

Commodity and Commodity-linked Instruments Risk.  Commodities and commodity-linked instruments will subject the fund’s portfolio to greater volatility than investments in traditional securities. Commodity-linked instruments may experience returns different than the commodity they attempt to track and may also be exposed to counterparty risk.

New Subadviser Risk.  The fund’s subadviser has not previously managed a mutual fund. Accordingly, the fund bears the risk that the subadviser’s inexperience with the restrictions and limitations applicable to mutual funds will limit the subadviser’s effectiveness.

Foreign Currency Transactions Risk.  The fund’s transactions with respect to foreign currency may not be successful or have the effect of limiting gains from favorable market movements.

Currency Rate Risk.  Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

Interest Rate Risk.  The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.

Foreign Investing Risk.  Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Emerging Market Risk.  Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Leverage Risk.  When a fund leverages its portfolio by borrowing or certain types of transactions or instruments, including derivatives, fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the fund’s value may increase.

Short Sales Risk.  The fund may engage in short sales and may incur a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

Commodity Pool Risk.  The fund’s investments in certain instruments may be deemed to be “commodity interests” under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and the fund may be deemed a commodity pool, thereby subjecting the fund to regulation under the CEA and CFTC rules.

Redemption Risk.  One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

U.S. Government Securities Risk.  U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.

Counterparty Risk.  There is risk that a party upon whom the fund relies to complete a transaction will default.

Tax Risk.  The tax treatment of the fund’s investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service that could affect or otherwise alter the character, timing and/or amount of the fund’s taxable income or any gains and distributions made by the fund.

Subsidiary Risk.  By investing in the Subsidiary, the fund is indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the fund and/or the Subsidiary to operate as described in this prospectus and the fund’s Statement of Additional Information, and could adversely affect the fund.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The current subadviser commenced providing services for the fund in September 2020 and therefore the returns shown in the table for periods prior to that date reflect the performance of other investment professionals.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Returns do not reflect sales charges and would be lower if they did.
Calendar year total returns for Class I Shares

Best Quarter:	Q3/2020:	13.16%	Worst Quarter:	Q1/2020:	-22.88%

Average Annual Total Returns (for the periods ended 12/31/21)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Returns - Virtus FORT Trend Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	Return Before Taxes	2.35%	4.46%	5.12%
Class A	Return Before Taxes	(3.57%)	3.01%	4.27%
Class C	Return Before Taxes	1.30%	3.41%	4.09%
Class R6	Returns Before Taxes	2.46%	4.57%		1.57%	Nov. 12, 2014
After Taxes on Distributions | Class I	Return After Taxes on Distributions	2.35%	4.46%	4.41%
After Taxes on Distributions and Sale of Fund Shares | Class I	Return After Taxes on Distributions and Sale of Fund Shares	1.39%	3.47%	3.94%
ICE BofA US Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes)	ICE BofA US Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes)	0.05%	1.14%	0.63%	0.91%	Nov. 12, 2014

ICE BofA US Treasury Bill 3 Month Index measures performance of the three-month Treasury bill, based on monthly average auction rates. The index is calculated on a total-return basis, is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.